UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/10
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Douglas W. Kreps
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Douglas W. Kreps	Pittsburgh, PA	October 28, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      92
Form 13F Information Table Value Total:	 407,581
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS             PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCLA A		084990175	498	0	SH		SOLE		0
3M Company		COM		88579y101	495	6	SH		SOLE		6
Abbott Labs		COM		002824100	1855	36	SH		SOLE		36
Air Prods & Chem	COM		009158106	299	4	SH		SOLE		4
ALCOA			COM		013817101	3566	295	SH		SOLE		295
Allergan		COM		018490102	14245	214	SH		SOLE		214
Allstate Corp.		COM		020002101	294	9	SH		SOLE		9
Altria Group		COM		02209S103	314	13	SH		SOLE		13
American Express	COM		025816109	402	10	SH		SOLE		10
Amgen Inc.		COM		031162100	10011	182	SH		SOLE		182
Ansys Inc.		COM		03662Q105	953	23	SH		SOLE		23
Arthur J Gallagher	COM		363576109	9546	362	SH		SOLE		362
AT&T			COM		00206r102	19049	666	SH		SOLE		666
Bank of NY Mellon	COM		064058100	7617	292	SH		SOLE		292
Baxter Intl		COM		071813109	241	5	SH		SOLE		5
Berkshire Hath B	CLA B		084670702	484	6	SH		SOLE		6
BMC Software		COM		055921100	2614	65	SH		SOLE		65
Boeing			COM		097023105	15681	236	SH		SOLE		236
BP p.l.c		COM		055622104	4994	121	SH		SOLE		121
CA			COM		12673P105	12448	589	SH		SOLE		589
Caterpillar Inc.	COM		149123101	345	4	SH		SOLE		4
CBS Corp A		CL A		124857103	373	23	SH		SOLE		23
Charles Schwab Corp	COM		808513105	4212	303	SH		SOLE		303
ChevronTexaco		COM		166764100	308	4	SH		SOLE		4
Cisco Systems		COM		17275r102	1638	75	SH		SOLE		75
Coca Cola Co		COM		191216100	631	11	SH		SOLE		11
Colgate-Palmolive	COM		194162103	559	7	SH		SOLE		7
Comcast Corp A		CL A		20030n101	16791	929	SH		SOLE		929
ConocoPhillips		COM		20825C104	318	6	SH		SOLE		6
Cons Communications	COM		209034107	5347	286	SH		SOLE		286
Cynosure		COM		232577205	2920	286	SH		SOLE		286
Dell			COM		24702r101	3020	233	SH		SOLE		233
El Paso Corp.		COM		28336L109	1120	90	SH		SOLE		90
EMC Corp.		COM		268648102	6715	331	SH		SOLE		331
Emerson Electric	COM		291011104	239	5	SH		SOLE		5
EQT Corp		COM		26884l109	262	7	SH		SOLE		7
Erie Indemnity Co	CL A		29530P102	12476	223	SH		SOLE		223
Exelon Corp.		COM		30161N101	225	5	SH		SOLE		5
Exxon Mobil		COM		30231G102	2933	47	SH		SOLE		47
FirstEnergy Corp	COM		337932107	7538	196	SH		SOLE		196
FNB Corp		COM		302520101	4747	555	SH		SOLE		555
Frontier Comm Corp	COM		35906a108	1129	138	SH		SOLE		138
Fuel Systems Sols	COM		35952W103	2830	72	SH		SOLE		72
General Electric	COM		369604103	12805	788	SH		SOLE		788
Hercules Offshore	COM		427093109	1079	407	SH		SOLE		407
Hewlett Packard		COM		428236103	390	9	SH		SOLE		9
Honeywell Intl Inc	COM		438516106	11891	271	SH		SOLE		271
Hospira			COM		441060100	234	4	SH		SOLE		4
Ingersoll Rand		COM		G47791101	5050	141	SH		SOLE		141
Intel Corp.		COM		458140100	2553	133	SH		SOLE		133
Intl Business Mach	COM		459200101	8678	65	SH		SOLE		65
iShares MSCI-Japan	MSCI JAPAN	464286848	6616	669	SH		SOLE		669
IShares Tr S&P 100	MSCI JAPAN	464287101	206	4	SH		SOLE		4
Johnson & Johnson	COM		478160104	1153	19	SH		SOLE		19
Joy Global Inc.		COM		481165108	13489	192	SH		SOLE		192
Kimberly Clark		COM		494368103	12032	185	SH		SOLE		185
Loews Corp		COM		540424108	19569	516	SH		SOLE		516
Marsh & McLennan	COM		571748102	7934	329	SH		SOLE		329
Matthews Intl		CL A		577128101	2920	83	SH		SOLE		83
Medtronic		COM		585055106	9489	283	SH		SOLE		283
Merck			COM		58933Y105	837	23	SH		SOLE		23
Metlife			COM		59156R108	202	5	SH		SOLE		5
Microsoft		COM		594918104	10914	446	SH		SOLE		446
Mylan Inc		COM		628530107	554	29	SH		SOLE		29
OPNET Technologies 	COM		683757108	6309	348	SH		SOLE		348
Oracle Corp		COM		68389x105	659	25	SH		SOLE		25
Parker-Hannifin Corp.	COM		701094104	5691	81	SH		SOLE		81
Pepsico			COM		713448108	689	10	SH		SOLE		10
Pfizer Inc		COM		717081103	5267	307	SH		SOLE		307
Philip Morris Intl Inc	COM		718172109	729	13	SH		SOLE		13
PNC Financial		COM		693475105	8939	172	SH		SOLE		172
PPG Inds		COM		693506107	4621	63	SH		SOLE		63
Procter & Gamble	COM		742718109	909	15	SH		SOLE		15
Rockwell Collins	COM		774341101	224	4	SH		SOLE		4
Royl Dutch Shell A	CLA A		780259206	496	8	SH		SOLE		8
Russell 3000 Index	RUSSELL 3000	464287689	756	11	SH		SOLE		11
Sandisk Inc		COM		80004C101	15934	435	SH		SOLE		435
Schwab US Broad Mk	ETF		808524102	238	9	SH		SOLE		9
Spectrum Control	COM		847615101	4300	292	SH		SOLE		292
Stryker Corp		COM		863667101	218	4	SH		SOLE		4
Tekelec Inc		COM		879101103	245	19	SH		SOLE		19
Telefonos De Mexico	SPON ADR ORD L	879403780	1560	104	SH		SOLE		104
Texas Instruments	COM		882508104	3881	143	SH		SOLE		143
U.S. Bancorp		COM NEW		902973304	236	11	SH		SOLE		11
United Technologies	COM		913017109	740	10	SH		SOLE		10
V F Corp.		COM		918204108	7514	93	SH		SOLE		93
Verizon			COM		92343V104	19367	594	SH		SOLE		594
Viacom Cl B		CL B		92553p201	294	8	SH		SOLE		8
Viacom Inc		CL A		92553p102	969	24	SH		SOLE		24
WalMart			COM		931142103	711	13	SH		SOLE		13
Windstream Corp		COM		97381w104	1451	118	SH		SOLE		118
Xilinx Inc		COM		983919101	3753	141	SH		SOLE		141



